Basis of presentation	12 Months Ended
Jun. 30, 2024
Basis Of Presentation
Basis of presentation

2. Basis of presentation

(a) Statement of compliance:

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The board approved these consolidated financial statements of directors for issue on September 30, 2024.

(b) Basis of measurement:

These consolidated financial statements were prepared on a going concern basis and historical cost basis with the exception of certain financial instruments as disclosed in note 3.

(c) Basis of consolidation:

(i)	Subsidiaries

These consolidated financial statements include the accounts of the Company and its wholly or partially owned subsidiaries.

Subsidiaries are consolidated from the date on which the Company obtains control up to the date of the disposition of control. Control is achieved when the Company has power over the subsidiary, is exposed or has rights to variable returns from its involvement with the subsidiary and has the ability to use its power to affect its returns. For non-wholly owned subsidiaries over which the Company has control, the net assets attributable to outside equity shareholders are presented as “non-controlling interests” in the equity section of the consolidated statement of financial position. Net income or loss for the period that is attributable to the non-controlling interests is calculated based on the ownership of the non-controlling interest shareholders in the subsidiary.

Balance, transactions, income and expenses between the Company and its subsidiaries are eliminated on consolidation.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

2.	Basis of presentation (continued)

Details of the Company’s significant subsidiaries which are consolidated are as follows:

	Country of	Ownership interest
Name	Incorporation	June 30, 2024	June 30, 2023
Abundant Solar Power Inc.	USA	100%	100%
Abundant Construction Inc.	Canada	100%	100%
Abundant Energy Solutions Ltd.	Canada	100%	100%
2467264 Ontario Inc.	Canada	49.9%	49.9%
OFIT GM Inc.	Canada	49.9%	-
OFIT RT Inc.	Canada	49.9%	-
Solar Alliance Energy DevCo LLC(1)	USA	100%	67%
Solar Alliance TE HoldCo 1, LLC(1)	USA	100%	67%
Solar Alliance VC1 LLC(1)	USA	100%	67%
Abundant Solar Power (US1) LLC(1)	USA	100%	100%
Abundant Solar Power (New York) LLC	USA	100%	100%
Abundant Solar Power (Maryland) LLC	USA	100%	100%
Abundant Solar Power (RP) LLC	USA	100%	100%
SUNN 1011 LLC	USA	100%	100%
SUNN 1012 LLC	USA	100%	100%
Abundant Solar Power (CNY) LLC	USA	100%	100%
SUNN 1016 LLC	USA	100%	100%
Abundant Solar Power (TZ1) LLC	USA	100%	100%
Abundant Solar Power (M1) LLC	USA	100%	100%
Abundant Solar Power (J1) LLC	USA	100%	100%
Abundant Solar Power (Steuben) LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-MARKHAM HOLLOW RD-001) LLC	USA	100%	100%
SUNN 1015 LLC	USA	100%	100%
SUNN 1002 LLC	USA	100%	100%
SUNN 1003 LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-Richmond-002) LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-Richmond-003) LLC	USA	100%	100%
SUNN 1006 LLC	USA	100%	100%
SUNN 1007 LLC	USA	100%	100%
SUNN 1008 LLC	USA	100%	100%
SUNN 1009 LLC	USA	100%	100%
SUNN 1010 LLC	USA	100%	100%
SUNN (203 Fuller Rd) LLC	USA	100%	100%
SUNN 1001 LLC	USA	100%	100%
Abundant Solar Power (USNY-6882 Rice Road-001) LLC	USA	100%	100%
Abundant Solar Power (LCP) LLC	USA	100%	100%
Abundant Solar Power (R1) LLC	USA	100%	100%
SUNN 1005 LLC	USA	100%	100%
SUNN 1013 LLC	USA	100%	100%
SUNN 1014 LLC	USA	100%	100%
ABUNDANT SOLAR POWER (USNY-327 Hardie Rd-001) LLC	USA	100%	100%
Abundant Solar Power (Dutch Hill) LLC	USA	100%	100%
Abundant Solar Power (Dutch Hill 2) LLC	USA	100%	100%
Abundant Solar Power (Dutch Hill 3) LLC	USA	100%	100%
SUNN 1004 LLC	USA	100%	100%

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

2.	Basis of presentation (continued)

  (ii) Functional and presentation currency:

The Company’s consolidated financial statements are presented in Canadian dollars. The functional currency of Canadian parent company and its Canadian subsidiaries is the Canadian dollar. The functional currency of its subsidiaries in the United States is the US dollar.